Stockholder's Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Equity [Abstract]
Stockholder's Equity

13. Stockholders’ Equity

The Company has two classes of common stock outstanding, Class A common stock and Class B common stock. Holders of Class A common stock and Class B common stock generally vote together as a single class on all matters presented to the Company’s stockholders for their vote or approval. Holders of Class A common stock are entitled to receive dividends when and if declared by the board of directors. Holders of the Class B common stock are not entitled to dividends in respect of their shares of Class B common stock.

The following table shows a rollforward of the Company’s shares of common stock outstanding since the IPO:

	Class A Common Stock	Class B Common Stock
September 15, 2020	—	—
Issued to public holders in the IPO	20,125,000	—
Issued to Class B unitholders in the Reorganization	—	65,578,831
Class A partnership units exchanged in the Reorganization	9,112,500	—

December 31, 2020	29,237,500	65,578,831

In connection with the consummation of the IPO, the Partnership issued new partnership interests to certain StepStone professionals in the Infrastructure subsidiary in exchange for their partnership interests in the Infrastructure subsidiary, which increased the interest of the Partnership in the Infrastructure subsidiary to approximately 49% and decreased the interest of the StepStone professionals in the Infrastructure subsidiary to approximately 51%.

The reallocation adjustment between SSG stockholders’ equity, non-controlling interests in the Partnership and non-controlling interests in subsidiaries relates to the impact of changes in economic ownership percentages during the period and adjusting previously recorded equity transactions to the economic ownership percentage as of the end of each reporting period.

In June 2020, one of the Company’s consolidated subsidiaries completed a transaction to repurchase partnership interests in the subsidiary from a former partner for approximately $3.3 million, and subsequently sold an equal number of partnership interests to certain employees of the subsidiary for approximately $3.3 million, resulting in no net proceeds to the subsidiary.

Dividends and distributions are reflected in the condensed consolidated statements of stockholders’ equity when declared by the board of directors. Dividends are made to Class A common stockholders and distributions are made to limited partners of the Partnership and holders of non-controlling interests in subsidiaries.

3.	Stockholder’s Equity
The Company is authorized to issue 1,000 shares of common stock (par value $0.001 per share) and 1,000 shares of preferred stock (par value of $0.001 per share).